INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Balance Beginning	$ 18,196,000	$ 17,608,000
Additions	1,770,000	2,601,000
Impairments	0	(36,000)
Amortization	(3,584,000)	(1,977,000)
Balance Ending, Cost	28,800,000
Balance Ending	16,382,000	18,196,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,275,000	12,272,000
Balance Beginning, A.A.	(6,293,000)	(5,629,000)
Additions	103,000	39,000
Impairments	0	(36,000)
Amortization	(664,000)	(664,000)
Balance Ending, Cost	12,378,000	12,275,000
Balance Ending, A.A.	(6,957,000)	(6,293,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	14,788,000	12,226,000
Balance Beginning, A.A.	(2,574,000)	(1,261,000)
Additions	1,667,000	2,562,000
Impairments	0	0
Amortization	(2,920,000)	(1,313,000)
Balance Ending, Cost	16,455,000	14,788,000
Balance Ending, A.A.	$ (5,494,000)	$ (2,574,000)